File Nos. 033-09981 and 811-04892

As filed with the Securities and Exchange Commission on May 31, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	45 [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	47 [X]

Templeton Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on January 9, 2017 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No.43/45 to the Registrant's registration statement on Form N-1A (PEA43/45) filed on December 23, 2016 (Accession No. 0001379491-16-008107) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Fund.  The prospectus and SAI of the Fund, as filed in PEA 43/45, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

101 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED JANUARY 1, 2017

OF

Templeton growth fund, inc.

The prospectus is amended as follows:

I.          The Templeton Growth Fund, Inc. will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
TEPLX	Pending	TEGTX	TEGRX	FTGFX	TGADX

III.        The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 45 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.14%	0.14%	0.14%	0.14%	0.02%	0.14%
Total annual Fund operating expenses	1.07%	1.07%	1.82%	1.32%	0.70%	0.82%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$678	$896	$1,131	$1,806
Class T	$356	$582	$825	$1,523
Class C	$285	$573	$985	$2,137
Class R	$134	$418	$723	$1,590
Class R6	$72	$224	$390	$871
Advisor Class	$84	$262	$455	$1,014
If you do not sell your shares:
Class C	$185	$573	$985	$2,137

IV.        In the “Fund Summary” section, the “Performance” section beginning on page 6 of the prospectus is replaced with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	20.40%
Worst Quarter:	Q4'08	-22.29%
As of March 31, 2017, the Fund's year-to-date return was 5.98%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Growth Fund, Inc. - Class A
Return Before Taxes	2.78%	8.34%	1.27%
Return After Taxes on Distributions	2.57%	8.06%	0.98%
Return After Taxes on Distributions and Sale of Fund Shares	1.99%	6.74%	1.20%
Templeton Growth Fund, Inc. - Class T	6.35%	9.06%	1.62%
Templeton Growth Fund, Inc. - Class C	7.29%	8.79%	1.11%
Templeton Growth Fund, Inc. - Class R	8.77%	9.34%	1.62%
Templeton Growth Fund, Inc. - Class R6	9.51%	5.14%[1]	—
Templeton Growth Fund, Inc. - Advisor Class	9.38%	9.90%	2.13%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	8.15%	11.04%	4.41%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	8.49%	9.96%	4.12%

1. Since inception May 1, 2013.

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.         In the “Fund Summary” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus beginning on page 23:

Class A
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$22.67
Income from investment operations[a]:
Net investment income[b]	0.12
Net realized and unrealized gains (losses)	2.05
Total from investment operations	2.17
Less distributions from net investment income	(0.34)
Net asset value, end of period	$24.50
Total return[d]	9.61%
Ratios to average net assets[e]
Expenses	1.06%[f,g]
Net investment income	1.00%
Supplemental data
Net assets, end of period (000’s)	$10,720,773
Portfolio turnover rate	13.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.43%.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

g Benefit of expense reduction rounds to less than 0.01%.

Class C
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$22.04
Income from investment operations[a]:
Net investment income[b]	0.03
Net realized and unrealized gains (losses)	1.99
Total from investment operations	2.02
Less distributions from net investment income	(0.16)
Net asset value, end of period	$23.90
Total return[d]	9.21%
Ratios to average net assets[e]
Expenses	1.81%[f,g]
Net investment income	0.25%
Supplemental data
Net assets, end of period (000’s)	$636,470
Portfolio turnover rate	13.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

g Benefit of expense reduction rounds to less than 0.01%.

Class R
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$22.45
Income from investment operations[a]:
Net investment income[b]	0.09
Net realized and unrealized gains (losses)	2.03
Total from investment operations	2.12
Less distributions from net investment income	(0.28)
Net asset value, end of period	$24.29
Total return[d]	9.47%
Ratios to average net assets[e]
Expenses	1.31%[f,g]
Net investment income	0.75%
Supplemental data
Net assets, end of period (000’s)	$101,476
Portfolio turnover rate	13.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.18%.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

g Benefit of expense reduction rounds to less than 0.01%.

Class R6
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$22.69
Income from investment operations[b]:
Net investment income[c]	0.16
Net realized and unrealized gains (losses)	2.05
Total from investment operations	2.21
Less distributions from net investment income	(0.42)
Net asset value, end of period	$24.48
Total return[e]	9.82%
Ratios to average net assets[f]
Expenses	0.70%[g,h]
Net investment income	1.36%
Supplemental data
Net assets, end of period (000’s)	$1,876,456
Portfolio turnover rate	13.31%

a For the period May 1, 2013 (effective date) to August 31, 2013.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.77%.

e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

g Benefit of waiver and payments by affiliates rounds to less than 0.01%.

h Benefit of expense reduction rounds to less than 0.01%.

Advisor Class
Six Months Ended February 28, 2017 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$22.73
Income from investment operations[a]:
Net investment income[b]	0.15
Net realized and unrealized gains (losses)	2.05
Total from investment operations	2.20
Less distributions from net investment income	(0.40)
Net asset value, end of period	$24.53
Total return[d]	9.73%
Ratios to average net assets[e]
Expenses	0.81%[f,g]
Net investment income	1.25%
Supplemental data
Net assets, end of period (000’s)	$457,485
Portfolio turnover rate	13.31%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Benefit of waiver and payments by affiliates rounds to less than 0.01%.

g Benefit of expense reduction rounds to less than 0.01%.

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 28 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

VIII.      The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 28 is replaced with “Choosing a Share Class - Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 28:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 34 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 37 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 45 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.      The “Your Account – Account Policies – Calculating Share Price – Class A, C & R” section heading on page 49 is replaced with “Class A, T & C.”

XIV.      The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 55 is replaced with “Class A, T, C & R” and the table on page 56 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

101 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2017

OF

TEMPLETON GROWTH FUND, INC.

The statement of additional information (SAI) is amended as follows:

I.          The Templeton Growth Fund, Inc. will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
TEPLX	Pending	TEGTX	TEGRX	FTGFX	TGADX

III.        The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended August 31, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended February 28, 2017, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 44:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•        Templeton Growth Fund, Inc. - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 44 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	12.92
Morgan Stanley Smith Barney Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	C	9.70
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	C	9.65
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	7.22
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97G10 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	C	6.59
National Financial Services LLC Attn: Mutual Fund Department 4th Flr 499 Washington Blvd Jersey City, NJ 07310-1995	C	6.06
Renaissance Charitable Foundation Inc. FBO FT Charitable Giving Fund Gregory W. Baker & Douglas W. Cox and Steven R Ko Trste 8910 Purdue Rd Ste 555 Indianapolis, IN 46268-3161	C	5.58
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 105 Rosemont Rd Westwood, MA 02090-2318	R	67.36
Franklin Founding Funds Allocation Fund F/T Fund Allocator Series c/o Fund Accounting 500 E Broward Blvd. Ste. 2100 Fort Lauderdale, FL 33394-3029	R6	86.73
FT Corefolio Allocation Fund F/T Fund Allocator Series c/o Fund Accounting 500 E Broward Blvd Fort Lauderdale, FL 33394-3000	R6	9.86
Franklin Founding Funds Portfolio FT 529 College Savings Plan 300 SE 2nd Street, Fl 8 Fort Lauderdale, FL 33301-1965	Advisor	18.45
Templeton Growth 529 Portfolio FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd Street, Fl 8 Fort Lauderdale, FL 33301-1965	Advisor	15.77
Corefolio FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd Street, Fl 8 Fort Lauderdale, FL 33301-1965	Advisor	10.41
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	8.32
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administrator 97N46 4800 Deer Lake Dr E Jacksonville, FL 32246-6486	Advisor	6.76

1

*      For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 45 is replaced with the following:

2

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 46 is replaced with the following:

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VIII.      “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 51 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 51 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 51:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 51 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 52 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.      The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 53 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 54 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 54 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

TEMPLETON GROWTH FUND, INC.

File Nos. 033-09981 and 811-04892

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation

	(i)	Amended and Restated Articles of Incorporation dated January 26, 1989[2]

	(ii)	Articles of Amendment dated December 14, 1992[13]

	(iii)	Articles of Amendment dated April 17, 1995[1]

	(iv)	Articles Supplementary dated April 13, 1995[1]

	(v)	Articles Supplementary dated December 6, 1995[13]

	(vi)	Articles Supplementary dated December 27, 1996[3]

	(vii)	Articles Supplementary dated April 10, 1997[4]

	(viii)	Articles of Amendment dated December 23, 1998[5]

	(ix)	Articles Supplementary dated December 23, 1998[5]

	(x)	Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999[13]

	(xi)	Articles of Amendment dated September 15, 2000[8]

	(xii)	Articles Supplementary dated December 27, 2001[6]

	(xiii)	Articles Supplementary dated October 20, 2005[8]

	(xiv)	Articles Supplementary dated February 28, 2006[9]

	(xv)	Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007[13]

	(xvi)	Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007[9]

	(xvii)	Articles of Amendment dated February 27, 2009[13]

	(xviii)	Articles Supplementary to Articles of Incorporation dated February 28, 2013[14]

(b)	By-laws

	(i)	Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated March 1, 2005[8]

(c)	Instruments Defining Rights of Security Holders

Not Applicable

(d)	Investment Advisory Contracts

	(i)	Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated July 1, 2014

(e)	Underwriting Contracts

	(i)	Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011[12]

	(ii)	Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[2]

	(iii)	Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[11]

	(iv)	Form of Non-Exclusive Underwriting[5]

	(v)	Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[5]

(f)	Bonus or Profit Sharing Contracts

Not applicable

(g)	Custodian Agreements

	(i)	Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986[2]

	(ii))(ii)	Amendment dated March 3, 1998 to the Custody Agreement[4]

	(iii)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[4]

	(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement[6]

(h)	Other Material Contracts

	(i)	Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC dated July 1, 2015

	(ii)	Sub Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.[7]

	(iii)	Amendment to Sub Transfer Agent Agreement dated January 1, 1999[7]

	(iv))(iv)	Assignment of Sub Transfer Agent Agreement dated June 13, 2003[7]

	(v)	Sub Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.[2]

	(vi)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2015

(i)	Legal Opinion

	(i)	Opinion and consent of counsel dated December 20, 2002[6]

(j)	Other Opinions

Not applicable

(k)	Omitted Financial Statements

Not applicable

(l)	Initial Capital Agreements

	(i)	Letter of Understanding dated April 28, 1995[1]

(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Distribution Plan Class A dated February 24, 2009[10]

	(ii)	Amended and Restated Distribution Plan – Class C dated July 15, 2009[10]

	(iii)	Amended and Restated Distribution Plan - Class R dated July 15, 2009[10]

	(iv)	Form of Distribution Plan-Class T

(n)	Rule 18f-3 Plan

	(i)	Form of Amended Multi-Class Plan on behalf of Templeton Growth Fund, Inc.

(p)	Code of Ethics

	(i)	Code of Ethics dated May 1, 2013[14]

(q)	Power of Attorney

	(i)	Power of Attorney dated December 1, 2016[15]

1. Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on April 28, 1995

2. Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on December 29, 1995

3. Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on December 31, 1996

4. Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on October 30, 1998

5. Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 30, 1998

6. Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 27, 2002

7. Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on December 30, 2003

8. Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on December 30, 2005

9. Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on December 28, 2007

10. Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on December 28, 2009

11. Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on October 28, 2010

12. Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on December 28, 2011

13. Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 27, 2012

14. Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on April 29, 2013

14. Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on December 24, 2014

15. Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on December 23, 2016

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Templeton Global Advisors Limited (TGAL), the Registrant's investment manager also serve as officers and/or directors/trustees for (1) TGAL's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)(1) Franklin/Templeton Distributors, Inc., (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust

Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Income Trust
Templeton Institutional Funds

(b) (1) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) (1) The directors and officers of Franklin Templeton Investment Services GmbH are as follows:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant

Basil K. Fox, Jr.	Advisory Board	None
Gregory E. McGowan	Advisory Board	None
Jed A. Plafker	Advisory Board	None
Reinhard Berben	Managing Director	None

(c) (2) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

(c) (3) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There is no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of May, 2017.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By: /s/LORI A. WEBER_____________

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
NORMAN J. BOERSMA*
Norman J. Boersma	President and
	Chief Executive Officer – Investment Management	May 26, 2017

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	May 26, 2017

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	May 26, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Director	May 26, 2017

ANN TORRE BATES*
Ann Torre Bates	Director	May 26, 2017

MARY C. CHOKSI*
Mary C. Choksi	Director	May 26, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Director	May 26, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Director	May 26, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Director	May 26, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Director	May 26, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Director	May 26, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Director	May 26, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Director	May 26, 2017

ROBERT E. WADE*
Robert E. Wade	Director	May 26, 2017

*By /s/LORI A. WEBER_____________

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON GROWTH FUND, INC.

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

Exhibit No.	Description

EX-99.(m)(iv)	Form of Distribution Plan-Class T
EX-99.(n)(i)	Form of Amended Multi-Class Plan on behalf of Templeton Growth Fund, Inc.